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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street       Boston,         MA          02109
--------------------------------------------------------------------------------
Business Address           (Street)            (City)       (State)       (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-----------------------------------ATTENTION------------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of and State of Massachusetts on the 12th day of August, 2005.


                                     Lawrence T. Perera
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:
-----                          -------------
1.  Brian C. Broderick (12)*   28-11136
2.  Lawrence Coolidge          28-252
3.  John M. Cornish            28-5362
4.  Fiduciary Trust Company    28-471
5.  Marion Fremont-Smith       28-2724
6.  Roy A. Hammer              28-5798
7.  Michael J. Puzo (25)*      28-06165
8.  Kurt F. Somerville (32)*   28-10379
9.  Welch & Forbes, Inc.       28-262
10.
    ------------------------   --------

*    Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF: JUNE 30, 2005      FORM 13F        SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                               ITEM 6:                     ITEM 8:
                                                                  ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                          ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
        ITEM 1:             ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)     (C)
    NAME OF ISSUER       TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
ABBOTT LABS             COMMON STOCK     002824100      1210547     24700              xx                    22900
                                                                                       xx     12              1000
                                                                                       xx     32               800

AMAZON NOTE CONV. SUB.  CONV. CORPORATE  023135AF3       928775    970000              xx                   710000
DEB.                    BONDS                                                          xx     12            130000
                                                                                       xx     25             50000
                                                                                       xx     32             80000

AMERICAN INTERNATIONAL  COMMON STOCK     026874107       696968     11996              xx                     7109
GROUP INC                                                                              xx     12               787
                                                                                       xx     32              4100

AMGEN INC               COMMON STOCK     031162100      1607027     26580              xx                    14288
                                                                                       xx     12              1200
                                                                                       xx     25              3500
                                                                                       xx     32              7592

ANALOG DEVICES, INC.    COMMON STOCK     032654105      1099712     29475              xx                    20475
                                                                                       xx     12              1800
                                                                                       xx     25              3200
                                                                                       xx     32              4000

APTARGROUP INC.         COMMON STOCK     038336103       795020     15650              xx                    10050
                                                                                       xx     12              1300
                                                                                       xx     25              1500
                                                                                       xx     32              2800

AUTOMATIC DATA          COMMON STOCK     053015103      1094913     26088              xx                    18788
PROCESSING                                                                             xx     12              2500
                                                                                       xx     25              4800

AVERY DENNISON CORP     COMMON STOCK     053611109       450160      8500              xx                     7000
                                                                                       xx     25              1500

                                                                         PAGE: 2
AS OF: JUNE 30, 2005      FORM 13F        SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                               ITEM 6:                     ITEM 8:
                                                                  ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                          ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
        ITEM 1:             ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)     (C)
    NAME OF ISSUER       TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
BP PLC ADR              COMMON STOCK     055622104      3283433     52636              xx                    35978
                                                                                       xx     12              3358
                                                                                       xx     25              6900
                                                                                       xx     32              6400

BEA SYSTEMS INC         CORPORATE BONDS  073325AD4      1560188   1590000              xx                  1215000
                                                                                       xx     12            105000
                                                                                       xx     25             50000
                                                                                       xx     32            220000

BERKSHIRE HATHAWAY INC  CLASS B          084670207       690308       248              xx                      191
                                                                                       xx     12                21
                                                                                       xx     25                36

BIOMET INC.             COMMON STOCK     090613100       578321     16700              xx                    12150
                                                                                       xx     12              1600
                                                                                       xx     32              2950

BRISTOL-MYERS SQUIBB    COMMON STOCK     110122108       536196     21465              xx                    13965
CO                                                                                     xx     12              2500
                                                                                       xx     25              5000

CIGNA CORP              COMMON STOCK     125509109       258906      2419              xx                     2419

CANADIAN NATIONAL       COMMON STOCK     136375102       995154     17262              xx                    12812
RAILWAY CO                                                                             xx     12              1050
                                                                                       xx     25              1500
                                                                                       xx     32              1900

CATERPILLAR INC.        COMMON STOCK     149123101       819666      8600              xx                     8600

CHEVRON CORP            COMMON STOCK     166764100       686474     12276              xx                    10076
                                                                                       xx     12              2200

CHUBB CORPORATION       COMMON STOCK     171232101       436611      5100              xx                     4800
                                                                                       xx     32               300

                                                                         PAGE: 3
AS OF: JUNE 30, 2005      FORM 13F        SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                               ITEM 6:                     ITEM 8:
                                                                  ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                          ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
        ITEM 1:             ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)     (C)
    NAME OF ISSUER       TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
CISCO SYS INC           COMMON STOCK     17275R102       451147     23645              xx                     5797
                                                                                       xx     12              2548
                                                                                       xx     25              1800
                                                                                       xx     32             13500

CITIGROUP INC           COMMON STOCK     172967101       212658      4600              xx                     4600

COCA COLA CO            COMMON STOCK     191216100       310370      7434              xx                     7434

COLGATE PALMOLIVE CO.   COMMON STOCK     194162103       204631      4100              xx                     4100

E I DU PONT DE NEMOURS  COMMON STOCK     263534109      1100626     25590              xx                    25190
& CO                                                                                   xx     32               400

EMC CORP                COMMON STOCK     268648102       620035     45225              xx                    30725
                                                                                       xx     12              3300
                                                                                       xx     25              7900
                                                                                       xx     32              3300

EMERSON ELECTRIC CO     COMMON STOCK     291011104      1611157     25725              xx                    17425
                                                                                       xx     12              1800
                                                                                       xx     25              4000
                                                                                       xx     32              2500

ENCANA CORP.            COMMON STOCK     292505104      2337790     59050              xx                    42850
                                                                                       xx     12              4200
                                                                                       xx     25              3200
                                                                                       xx     32              8800

EXXON MOBIL CORP        COMMON STOCK     30231G102      5807229    101048              xx                    83448
                                                                                       xx     12              5520
                                                                                       xx     25              8200
                                                                                       xx     32              3880

                                                                         PAGE: 4
AS OF: JUNE 30, 2005      FORM 13F        SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                               ITEM 6:                     ITEM 8:
                                                                  ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                          ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
        ITEM 1:             ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)     (C)
    NAME OF ISSUER       TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
FIRST HORIZON NATIONAL  COMMON STOCK     320517105       200450      4750              xx                     4750
CORP.

FUEL CELL ENERGY INC    COMMON STOCK     35952H106       207263     20300              xx                    13800
                                                                                       xx     12              1800
                                                                                       xx     32              4700

GENERAL ELECTRIC CO     COMMON STOCK     369604103      3974840    114714              xx                    92714
                                                                                       xx     12              4200
                                                                                       xx     25             11000
                                                                                       xx     32              6800

GILEAD SCIENCES         COMMON STOCK     375558103       351920      8000              xx                     4000
                                                                                       xx     32              4000

HELMERICH & PAYNE INC.  COMMON STOCK     423452101       408204      8700              xx                     6600
                                                                                       xx     32              2100

HERSHEY FOODS           COMMON STOCK     427866108       248400      4000              xx                     4000
CORPORATION

HEWLETT- PACKARD CO     COMMON STOCK     428236103       289173     12300              xx                     6900
                                                                                       xx     25              5400

INTEL CORPORATION       COMMON STOCK     458140100      2735274    105122              xx                    69522
                                                                                       xx     12              7700
                                                                                       xx     25             12000
                                                                                       xx     32             15900

INTL BUSINESS MACHINES  COMMON STOCK     459200101      1057127     14247              xx                    10646
                                                                                       xx     32              3601

                                                                         PAGE: 5
AS OF: JUNE 30, 2005      FORM 13F        SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                               ITEM 6:                     ITEM 8:
                                                                  ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                          ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
        ITEM 1:             ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)     (C)
    NAME OF ISSUER       TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
IVAX CORP.              CORPORATE BONDS  465823AG7      1715700   1720000              xx                  1285000
                                                                                       xx     12            115000
                                                                                       xx     25             50000
                                                                                       xx     32            270000

JEFFERSON-PILOT CORP    COMMON STOCK     475070108      2205169     43736              xx                    35686
                                                                                       xx     12              3050
                                                                                       xx     25               500
                                                                                       xx     32              4500

JOHNSON & JOHNSON       COMMON STOCK     478160104      3550560     54624              xx                    40800
                                                                                       xx     12              3000
                                                                                       xx     25              7100
                                                                                       xx     32              3724

KOPIN                   COMMON STOCK     500600101        70635     13850              xx                    11850
                                                                                       xx     12              2000

ELI LILLY & CO          COMMON STOCK     532457108       521724      9365              xx                     6165
                                                                                       xx     32              3200

MAY DEPT. STORES        COMMON STOCK     577778103       237747      5920              xx                     1920
                                                                                       xx     25              4000

MERCK & CO INC          COMMON STOCK     589331107      1848647     60021              xx                    42693
                                                                                       xx     12              2100
                                                                                       xx     25              8500
                                                                                       xx     32              6728

MICROSOFT CORP          COMMON STOCK     594918104      1047602     42174              xx                    37774
                                                                                       xx     32              4400

NEW YORK TIMES CO.      CL A             650111107      6533868    209755              xx                   209755

                                                                         PAGE: 6
AS OF: JUNE 30, 2005      FORM 13F        SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                               ITEM 6:                     ITEM 8:
                                                                  ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                          ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
        ITEM 1:             ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)     (C)
    NAME OF ISSUER       TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
NOKIA CORP ADR A        COMMON STOCK     654902204       453024    27225               xx                    19325
                                                                                       xx     12              2900
                                                                                       xx     25              4200
                                                                                       xx     32               800

PEPSICO INC.            COMMON STOCK     713448108      1319991    24476               xx                    13576
                                                                                       xx     12               900
                                                                                       xx     25              7800
                                                                                       xx     32              2200

PFIZER INC              COMMON STOCK     717081103       752658    27290               xx                    21610
                                                                                       xx     12              1380
                                                                                       xx     32              4300

PROCTER & GAMBLE CO     COMMON STOCK     742718109      2204845    41798               xx                     39398
                                                                                       xx     12              2400

ROYAL DUTCH PETROLEUM   NY REG SHS       780257804       360195     5550               xx                     5550
CO                      PAR N GLDR
                        1.25

SAN JUAN BASIN ROYALTY  COMMON STOCK     798241105       257993     6150               xx                     5950
TRUST                                                                                  xx     12               200

J M SMUCKER CO NEW      COMMON STOCK     832696405      1274421    27150               xx                    19800
                                                                                       xx     12              1850
                                                                                       xx     25              2000
                                                                                       xx     32              3500

SNAP ON INC             COMMON STOCK     833034101       356720    10400               xx                     8800
                                                                                       xx     32              1600

STATE STREET CORP       COMMON STOCK     857477103       939669    19475               xx                    17675
                                                                                       xx     12               900
                                                                                       xx     32               900

                                                                         PAGE: 7
AS OF: JUNE 30, 2005      FORM 13F        SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                               ITEM 6:                     ITEM 8:
                                                                  ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                          ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
        ITEM 1:             ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)     (C)
    NAME OF ISSUER       TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
SYSCO CORP              COMMON STOCK     871829107       720181    19900               xx                    19900

3 M COMPANY             COMMON STOCK     88579Y101      1619375    22398               xx                    19186
                                                                                       xx     12              2012
                                                                                       xx     25              1000
                                                                                       xx     32               200

UNION PACIFIC CORP      COMMON STOCK     907818108       230040     3550               xx                     1550
                                                                                       xx     25              2000

UNITED NATURAL FOODS    COMMON STOCK     911163103       485920    16000               xx                    12400
INC                                                                                    xx     32              3600

UNITED TECHNOLOGIES     COMMON STOCK     913017109       689939    13436               xx                    13436

WELLS FARGO & CO (NEW)  COMMON STOCK     949746101       439127     7131               xx                     4231
                                                                                       xx     32              2900

WYETH                   COMMON STOCK     983024100       363654     8172               xx                     6772
                                                                                       xx     12              1400

ZIONS BANCORP           COMMON STOCK     989701107       349268     4750               xx                     4750

TOTAL:                                               70,405,345